Right Of Use Assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Right Of Use Asstes
14	RIGHT-OF-USE ASSETS

Office space
S$’000
Cost:
At January 1, 2022	72,010
Additions	15,973
Acquired on acquisition of a subsidiary	165
Expired	(2,373)
Lease modification	6,914
Currency alignment	(5,016)

At December 31, 2022	87,673
Additions	17,504
Expired and early termination	(5,884)
Lease modification	10,952
Currency alignment	(2,063)

At December 31, 2023	108,182

Accumulated depreciation:
At January 1, 2022	38,850
Depreciation for the year	18,755
Expired	(2,373)
Currency alignment	(2,795)

At December 31, 2022	52,437
Depreciation for the year	21,896
Expired and early termination	(5,884)
Currency alignment	(1,027)

At December 31, 2023	67,422

Carrying amount:
At December 31, 2022	35,236

At December 31, 2023	40,760

Amount recognized in profit and loss

	2023	2022	2021
	S$’000	S$’000	S$’000
Depreciation expense on right-of-use assets	21,896	18,755	17,768
Interest expense on lease liabilities (Note 24)	1,975	1,554	1,529
Expenses relating to lease of low value assets	4,144	4,243	3,562

The Group leases office space with lease term ranging from 1 to 5 years. During the year ended December 31, 2023, the total cash outflow for leases amount to S$24.0 million (20
2
2: S$19.7 million, 2021: S$19.6 million).